Registration No.
33-25087
                                               811-5678

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
           X

Pre-Effective Amendment No. _____


Post-Effective Amendment No.    18
           X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940
X

Amendment No.     19
           X

SMITH BARNEY PRINCIPAL RETURN FUND
 (formerly Smith Barney Shearson Brothers Principal Return
Fund)
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:
(212) 723-9218

Christina T. Sydor
Secretary

Smith Barney Principal Return Fund
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent of Service)

It is proposed that this filing will become effective:


     X immediately upon filing pursuant to Rule 485(b) on September 23, 1995_____ pursuant to Rule 485(b)
          90 days after filing pursuant to Rule 485(a) on _______pursuant to Rule 485(a)

____________________________________________________________
_______________
_

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended. No Rule 24f-2 notice will be filed for
Zeros and Appreciation Series 1996, Zeros and Appreciation
Series 1998 and
Zeros Plus Emerging Growth Series 2000 for the fiscal year ended November
30, 1994 due to the fact that no shares were sold during that period.




SMITH BARNEY PRINCIPAL RETURN FUND

FORM N-IA

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(b)

Part A.
Item No.

Prospectus Caption


1.  Cover Page

Cover Page


2.  Synopsis
The Fund's Expenses


3.  Condensed Financial
Information
Financial Highlights


4.  General Description of
Registrant
Cover Page; Investment Objective
and Management Policies;
Distributor; Additional
Information


5.  Management of the Fund
The Fund's Expenses; Management of
the Trust; Distributor; Additional
Information; Annual Report


6.  Capital Stock and Other
Securities
Investment Objectives and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information


7.  Purchase of Securities Being
Offered
Purchase of Shares; Valuation of
Shares; Redemption of Shares;
Exchange Privilege


8.  Redemption or Repurchase
Purchase of Shares; Redemption of
Shares; Exchange Privilege


9.  Legal Proceedings
Not Applicable





Part B
Item No.

Statement of
Additional Information Caption


10.  Cover Page

Cover Page


11.  Table of Contents

Contents


12.  General Information and
History

Investment Objectives and
Management Policies; Distributor
Organization of the Trust


13.  Investment Objectives and
Policies

Investment Objective and
Management Policies


14.  Management of the Fund

Management of the Trust; and
Distributor


15.  Control Persons and Principal
       Holders of Securities

Management of the Trust; and
Distributor


16.  Investment Advisory and Other
Services

Management of the Trust; Custodian
and Transfer Agent; and
Distributor


17.  Brokerage Allocation and
other Practices

Investment Objectives and
Management Policies


18.  Capital Stock and Other
Securities

Investment Objectives and
Management Policies; Taxes;
Management of the Trust


19.  Purchase, Redemption and
Pricing of
       Securities Being Offered
Management of the Trust;
Redemption of Shares;
Valuation of Shares; Exchange
Privilege


20.  Tax Status

Taxes


21.  Underwriters

see Prospectus "Purchase of
Shares"


22.  Calculations of Performance
Data

Determination of Performance


23.  Financial Statements




FINANCIAL STATEMENTS

     The Security and Growth Fund's Semi-Annual Report for the fiscal period ended
May 31, 1995, accompany this Statement of Additional
Information and are incorporated herein by reference in its entirety.


Part A - Prospectus

     The Prospectus dated March 23, 1995, for the Security and Growth Fund is incorporated by reference to Post-
Effective No. 16 to Registrant's Registration Statement filed on March 23, 1995.



             SMITH BARNEY PRINCIPAL RETURN FUND

      Supplement dated September 15, 1995 to Prospectus
                    dated March 23, 1995
              for the Security and Growth Fund



     The Prospectus for the Security and Growth Fund dated
March 23, 1995, is hereby incorporated by reference in its entirety.

     The Following information supplements, and to the extent inconsistent therewith, supersedes the information set forth in the Pospectus dated March 23, 1995 for the Security and Growth Fund of Smith Barney Principal Return
Fund.

                          FEE TABLE

     The Fund Expenses. The following expense table lists the costs and expenses an investor will incur directly or indirectly as a shareholder of the Fund, based on the maximum sales charge that may be incurred at the time of purchase.

____________________________________________________________
___________________

     Shareholder Transaction Expenses
     Sales charge imposed on purchases
     (as a percentage of offering
price)..................................................
4.00%
____________________________________________________________
_____________________

     Annual Fund Operating Expenses
     (as a percentage of average net assets)
     Management fees
 ............................................................
 ................0.50%
     Shareholder servicing fees*.
 ...........................................................
0.25
     Expenses
 ............................................................
 .............................0.29
____________________________________________________________
____________________

       Total Fund Operating Expenses
 .................................................    1.04%
____________________________________________________________
____________________


     * These expenses are based on amounts for the period ended May 31, 1995.





     Example



     The following example is intended to assist an investor
in understanding the various costs that           an
investor in the Fund will bear directly or indirectly. The example assumes payment by the
     Fund of operating expenses at the levels set forth in the table above.


                                   1 Year     3 Years   5
Years  10 Years
____________________________________________________________
________________________

     An investor would pay the following expenses on a
     $1,000 investment, assuming (1) 5.00% annual re-
     turn (2) redemption at the end of each time period
$50      $72       $95        $162

     An investor would pay the following expenses on
     the same investment, assuming the same annual
     return and no redemption:                      $50
$72       $95          $162
____________________________________________________________
_________________________



     The example also provides a means for the investor to
compare expense levels of funds with    different fee
structures over varying investment periods.  To facilitate
such comparison, all funds    are required to utilize a
5.00% annual return assumption.  However, the Fund actual
return will    vary and may be greater or less than 5.00%.
This example should not be considered a      representation
of past or future expenses and actual expenses may be
greater or less than     those shown.





                    FINANCIAL HIGHLIGHTS




     The following schedule sets forth certain unaudited information concerning the Fund investment results for the period March 23, 1995 (commencement of operations) to May 31, 1995. This information has not been audited.
_________________________________________________
1995(1)
Net Asset Value Beginning of Period
Income from Investment Operations:                $9.60
     Net Investment Income                         0.09
     Net Realized and Unrealized Loss on Investments
0.48
____________________________________________________________
_________________________
Total Income from Investment Operations
0.57
____________________________________________________________
_________________________Net Asset Value End of Period
$10.17         ______________
Total Return                                        5.94%++
____________________________________________________________
_________________________Net Assets End of Period (000)'s
$328,262
____________________________________________________________
_________________________
Ratios to Average Net Assets:
     Expenses                                  1.04%+
     Net Investment Income(c)
5.25+
____________________________________________________________
_______________________
Portfolio Turnover Rate
4.75%
____________________________________________________________
_________________________
(1) For the period from March 30, 1995 (commencement of operations) to May 31, 1995 (unaudited)
++ Not annualized as it may not be representative of the total return for the year.
 +   Annualized


Part B- Statement of Additional Information

     The Statement of Additional Information dated March 23, 1995, for the Security and Growth Fund is incorporated by reference to the Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed on March 23, 1995.






SMITH BARNEY PRINCIPAL RETURN FUND

PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

     Included in Part A:

          Financial Highlights

     Included in Part B:

          The Security and Growth Fund's Semi-Annual Report to shareholders for the period ended May 31, 1995 are incorporated by reference to the Definitive 30b2-1 filed on September 14, 1995.

b)   Exhibits

Exhibit No.    Description of Exhibit

All references are to the Registrant's registration
Statement on Form N-1A
as filed with  the Securities Exchange Commission (the
"SEC").  (File Nos.
33-25087 and 811-5678).

1    Registrant's Master Trust Agreement and Amendments to
the Master
Trust Agreement dated October 18, 1988, November 18, 1988,
August 24, 1990,
October 5, 1990, February 26, 1991, May 1, 1991, and July
30, 1993, is
incorporated by reference to the Registrant's Registration
Statement filed
with the SEC on January 28, 1994 ("Post-Effective Amendment
No. 13").

(b)  Amendment to Master Trust Agreement with respect to
Security and
Growth Fund is incorporated by reference to the Registrant's
Registration
Statement filed with the SEC on March 23, 1995 ("Post-
Effective Amendment
No. 16").

2    By-Laws are incorporated by reference to Registrant's
Registration
Statement filed with the SEC on October 19, 1988 (the
"Registration
Statement").

3    Not Applicable.

4    Not Applicable.

5    Investment Advisory Agreement between the Registrant
and Smith Barney
Shearson Asset Management ("Asset Management") relating to
Series 1996,
Series 1998 and Series 2000 are incorporated by reference to Post-Effective
Amendment No. 13.

 (b) Investment Advisory Agreement and Administration
Agreement between
the Registrant and Smith Barney Mutual Funds Management Inc.
relating to
Security and Growth Fund is incorporated by reference to Post-Effective
Amendment No. 16.

6    Distribution Agreement between the Registrant and Smith
Barney
Shearson Inc. ("Smith Barney Shearson") is incorporated by reference to
Post-Effective Amendment No. 13.

7    Not Applicable.

8(a) Form of Custodian Agreement is incorporated by reference to Pre-
Effective Amendment No. 1.

(b) Supplement to Custody Agreement relating to Series 1998 is incorporated by reference to Post-Effective Amendment No. 9.

 (c) Form of Supplement to Custodian Agreement relating to
Series 1999 is
incorporated by reference to Post-Effective Amendment No. 6.

(d)  Supplement to Custodian Agreement relating to Series
2000 is
incorporated by reference to Post-Effective Amendment No.
10.

9(a)

    Administration Agreements dated April 21, 1994 between the
Registrant and Smith Barney Advisers, Inc. relating to
Series 1996, Series
1998 and Series 2000 are incorporated by reference to Post-
Effective
Amendment No. 16.

(b) Sub-Administration Agreement dated April 21, 1994 between the
Registrant and The Boston Company Advisors, Inc. dated April
21, 1994 are
incorporated by reference to Post-Effective Amendment No.
16.

(c)  Transfer Agency Agreement between the Registrant and
The Shareholder
Services Group, Inc. dated August 2, 1993 is incorporated by reference to
Post-Effective Amendment No. 13.

(d)  Shareholder Services Plan between the Registrant and
Smith Barney
Shearson relating to Series 1998 is incorporated by reference to Post-
Effective Amendment No. 13.

(e)  Shareholder Services Plan between the Registrant and
Smith Barney
Shearson relating to Series 2000 is incorporated by reference to Post-
Effective Amendment No. 13.

(f)  Shareholder Services Plan between the Registrant and
Smith Barney
relating to Security & Growth Fund is incorporated by reference to Post-
Effective Amendment No. 16

10   Not Applicable

11   Not Applicable.

12   Not Applicable.

13(a)     Purchase Agreement relating to Series 1996
Incorporated by reference
to Post-Effective Amendment No. 7.

    (b) Purchase Agreement relating to Series 1998 is incorporated by reference to Post-Effective Amendment No. 9.

    (c) Form of Purchase Agreement relating to Series 1999 is incorporated by reference to Post-Effective Amendment No. 6.

    (d) Form of Purchase Agreement relating to Series 2000 is incorporated by reference to Post-Effective Amendment No. 8.

    (e)       Form of Purchase Agreement relating to
Security and Growth
Fund is incorporated by reference to Post-Effective
Amendment No. 16.

14   Not Applicable.

15   Not Applicable.

16   Performance Data is incorporated by reference to Post-
Effective
Amendment No. 2 filed with the SEC on April 2, 1990.

Item 25.  Persons Controlled by or under Common Control with
Registrant

     (i)  Zeros and Appreciation Series 1996
               None

     (ii) Zeros and Appreciation Series 1998
               None

     (iii)     Zeros Plus European Equities Series 1999

               All of the outstanding shares of beneficial interest relating to Series 1999 on the date Registrant's Post-
Effective Amendment
No. 6 became effective were owned by Shearson Lehman
Brothers Inc. (now
known as Lehman Brothers Inc.), a corporation formed under Delaware law.
Lehman Brothers Inc. is a wholly owned subsidiary of Lehman
Brothers
Holdings Inc. ("Holdings"). All of the issued and outstanding common stock
(representing of 92% of the voting stock) of Holdings is held by American
Express Company.

     (iv) Zeros Plus Emerging Growth Series 2000
               None

     (v)  Security and Growth Series
               None

Item 26.  Number of Holders of Securities

          (1)                           (2)

                              Number of Record Holders by
Class
Title of Class                       as of August 31, 1995

Shares representing
beneficial interests,
par value .001 per share

(i)  Security and Growth Fund                30,693,816.425

(ii)  Zeros and Appreciation
     Series 1996                          7,135,447.117

(iii)  Zeros and Appreciation
     Series 1998                         12,351,779.582

(iv)  Zeros Plus Emerging
     Equities Series 2000
8,226,804.149


Item 27.  Indemnification

     The response to this item is incorporated by reference to
Registrant's Pre-Effective Amendment No. 1.


Item 28(a).    Business and Other Connections of Investment
Adviser

Investment Adviser - - Smith Barney Mutual Funds Management,
Inc.
Smith Barney Mutual Funds Management, Inc. ("SBMFM"), formerly known as Smith, Barney Advisers, Inc.,) was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of The Travelers Inc. (formerly known as
Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the
"Advisers Act").

The list required by this Item 28 of officers and directors of
SBMFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-
8314).

Prior to the close of business on July 30, 1993 (the
"Closing"),
Shearson Asset Management, a member of the Asset Management Group of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"), served as the Registrant's investment adviser. On the Closing,
Travelers and Smith Barney Inc. (formerly known as Smith
Barney
Shearson Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers which included the business of the Registrant's prior investment adviser. Shearson
Lehman Brothers was a wholly owned subsidiary of Shearson
Lehman
Brothers Holdings Inc. ("Shearson Holdings"). All of the issued and outstanding common stock of Shearson Holdings (representing 92% of the voting stock) was held by American Express Company. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson
Asset Management can be located in Schedules A and D of FORM ADV filed by Shearson Lehman Brothers on behalf of Shearson Asset
Management prior to July 30, 1993.  (SEC FILE NO. 801-3701)


11/4/94


Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith
Barney Managed Municipals Fund Inc., Smith Barney New York
Municipals Fund
Inc., Smith Barney California Municipals Fund Inc., Smith
Barney
Massachusetts Municipals Fund, Smith Barney Global
Opportunities Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund
Inc., Smith Barney  Principal Return Fund, Smith Barney
Shearson Municipal
Money Market Fund Inc., Smith Barney Daily Dividend Fund
Inc., Smith Barney
Government and Agencies Fund Inc., Smith Barney Managed
Governments Fund
Inc., Smith Barney New York Municipal Money Market Fund,
Smith Barney
California Municipal Money Market Fund, Smith Barney Income
Funds, Smith
Barney Equity Funds, Smith Barney Investment Funds Inc.,
Smith Barney
Precious Metals and Minerals Fund Inc., Smith Barney
Telecommunications
Trust, Smith Barney Arizona Municipals Fund Inc., Smith
Barney New Jersey
Municipals Fund Inc., The USA High Yield Fund N.V.,
Garzarelli Sector
Analysis Portfolio N.V., The Advisors Fund L.P., Smith
Barney Fundamental
Value Fund Inc., Smith Barney Series Fund, Consulting Group
Capital Markets
Funds, Smith Barney Income Trust, Smith Barney Adjustable
Rate Government
Income Fund, Smith Barney Florida Municipals Fund, Smith
Barney Oregon
Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni
Funds, Smith
Barney World Funds, Inc., Smith Barney Money Funds, Inc.,
Smith Barney Tax
Free Money Fund, Inc., Smith Barney Variable Account Funds,
Smith Barney
U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund,
N.V., Worldwide
Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.

     Smith Barney is a wholly owned subsidiary of Smith
Barney Holdings
Inc. On June 1, 1994, Smith Barney Shearson changed its name from Smith
Barney Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith
Barney is
incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File
No. 812-8510).

11/4/94

Item 30.  Location of Accountants and Record

(1)   Smith Barney Principal Return Fund
     388 Greenwich Street
     New York, New York  10013

(2)  Smith Barney Mutual Funds Management Inc.
     388 Greenwich Street
     New York, New York 10013

(3)  PNC Bank, National Association
     Airport Business Center
     200 Stevens Drive
     Suite 440
     Lester, PA 19113

(4)  The Shareholders Services Group, Inc.
     One Exchange Place
     Boston, Massachusetts  02109

Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          (a) Registrant undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of trustee or trustees when requested in writing to do so by the holders of at least 10% of Registrant's outstanding Shares and, in connection worth such meeting, to comply with the provisions of Section 16(c) of the Investment
Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the
Investment Company Act of 1940, the Registrant, SMITH BARNEY
PRINCIPAL
RETURN FUND, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, has duly caused this Amendment to the
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 15th day of September, 1995.

                         SMITH BARNEY PRINCIPAL RETURN FUND

                         By:/s/ Heath B. McLendon *
                         Heath B. McLendon, Chief Executive
Officer

     We, the undersigned, hereby severally constitute and appoint Heath B.
McLendon, Christina T. Sydor and Lee D. Augsburger and each of them singly, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Amendments to this Registration Statement and to file the same, with all exhibits thereto, and other documents therewith, with the
Securities and Exchange Commission, granting unto said attorneys, and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

     WITNESS our hands on the date set forth below.

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                Title                         Date

/s/ Heath B. McLendon*        Chairman of the Board
09/15/95
Heath B. McLendon        (Chief Executive Officer)


/s/ Lewis E. Daidone               Treasurer (Chief
Financial
                                                    09 /15
/95
Lewis E. Daidone         and Accounting Officer)

/s/ Paul R. Ades*                  Trustee
09/15 /95
Paul R. Ades

Herbert Barg*                      Trustee
                                                      09/15
/95
Herbert Barg

/s/ Alger B. Chapman*         Trustee
09/15 /95
Alger B. Chapman

/s/ Dwight B. Crane*                   Trustee
09/15/95
Dwight B. Crane

/s/ Frank Hubbard*       Trustee
09/15/95
Frank Hubbard

/s/ Allan R. Johnson*         Trustee
09/15 /95
Allan R. Johnson

/s/ Ken Miller*               Trustee
09/15 /95
Ken Miller

/s/ John F. White*       Trustee
09/15 /95
John F. White

*Signed by Lee D. Augsburger, their
  duly authorized attorney-in-fact, pursuant to power of attorney dated December 23, 1994

   /s/ Lee D. Augsburger
   Lee D. Augsburger